VALUE ADDED TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2020
VALUE ADDED TAXES RECOVERABLE
VALUE ADDED TAXES RECOVERABLE

9.VALUE ADDED TAXES RECOVERABLE

Our Mexican entities pay value added taxes (called “IVA” in Mexico) on certain goods and services we purchase.

Value added taxes paid in Mexico are fully recoverable.  However, IVA recovery returns in Mexico are subject to complex filing requirements and detailed audit or review by the fiscal authorities.  Consequently, the timing of receipt of refunds is uncertain.  Accordingly, we have classified Mexican value added taxes recoverable as long term.